STOCKHOLDERS EQUITY (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
STOCKHOLDERS EQUITY
Schedule Of Deferred Compensation
	Amount	Unvested Shares
Deferred compensation balance recorded at acquisition date	$9,680,000	3,623,433
Vested portion of deferred compensation in fiscal year 2021	(362,000)	(135,425)
Unamortized deferred compensation at June 30, 2021	9,318,000	3,488,008
Vested portion of deferred compensation in six months ending December 31, 2021	(1,610,000)	(602,804)
Unamortized deferred compensation at December 31, 2021	$7,708,000	2,885,204

Deferred compensation balance recorded at acquisition date	$9,680,000
Vested portion of deferred compensation recorded in fiscal year 2021	(362,000)
Unamortized deferred compensation balance at June 30, 2021	$9,318,000

Schedule Of The Warrants Granted
	2021	2020
Volatility - range	64.0%	63.5% - 64.4%
Risk-free rate	0.9%	0.2% - 0.3%
Contractual term	5.0 years	4.0 - 5.0 years
Exercise price	$1.24	$0.75 - $3.00

	2021	2020
Volatility - range	63.5% - 65.8%	56.4% - 74.1%
Risk-free rate	0.2% - 0.9%	0.3% - 1.8%
Contractual term	4.0 - 5.0 years	4.0 - 5.0 years
Exercise price	$0.75 - $3.75	$0.75 - $3.75

Schedule Of Range Of Exercise Prices And Weighted Average
	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Warrant Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2021	8,296,408	1.05	1.90	12,158,467	2.2
Granted	150,000	1.24	0.66	-	-
Exercised	-	-	-	-	-
Expired/Forfeited	(185,185)	5.00	12.00	-	-
Outstanding December 31, 2021	8,261,223	0.98	1.63	2,944,984	1.7
Vested and exercisable June 30, 2021	7,055,736	0.88	1.50	2,667,549	1.9
Non-vested December 31, 2021	1,205,486	1.51	2.42	277,435	0.8

	Outstanding Warrant Shares		Exercisable Warrant Shares
Exercise price range	Number of Warrant Shares	Weighted average remaining contractual life	Number of Warrant Shares	Weighted average remaining contractual life
$0.75	4,106,667	2.2 years	4,082,667	2.2 years
$2.84	20,000	4.8 years	4,444	4.8 years
$3.75	4,051,223	2.1 years	3,043,073	2.4 years
$5.10	33,333	0.1 years	33,333	0.1 years
$27.00	85,185	0.1 years	85,185	0.1 years
	8,296,408	2.2 years	7,248,702	2.3 years

Schedule Of The Warrants Granted, Exercised, Forfeited And Expired
	Number of Warrant Shares	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Warrant Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2020	7,858,741	$1.52	$1.92	$9,234,295	3.0
Granted	590,000	0.75	3.15	1,967,500	4.3
Exercised	-	-	-	-	-
Expired/Forfeited	(88,888)	-	-	-	-
Outstanding December 31, 2020	8,359,851	1.24	1.87	11,037,350	2.8
Vested and exercisable December 31, 2020	7,241,518	1.22	1.69	8,367,683	2.6
Non-vested December 31, 2020	1,118,333	$1.39	$2.97	$2,669,667	3.7
	Number of Options	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Option Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2021	3,088,333	$1.13	$1.06	1,829,999	0.4
Granted	720,169	3.46	1.49	-	2.8
Exercised	-	-	-	-	-
Expired/Forfeited	-	-	-	-	-
Outstanding December 31, 2021	3,808,502	1.39	1.13	1,044,134	0.8
Vested and exercisable December 31, 2021	2,912,778	0.92	1.11	1,009,056	0.2
Non vested December 31, 2021	895,724	$2.91	$1.39	$35,078	2.8
	Number of Option Shares	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Option Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2020	3,377,222	$1.10	$1.06	$2,030,000	0.7
Granted	76,667	3.75	1.61	-	2.8
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Expired	(143,333)	-	-	-	-
Outstanding December 31, 2020	3,310,556	1.10	1.01	1,830,000	0.5
Vested and exercisable December 31, 2020	2,714,893	0.80	0.89	1,351,901	0.3
Non-vested December 31, 2020	595,663	$2.49	$1.82	$478,099	1.6

	Number of Warrants	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Warrant Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2019	6,275,593	$1.66	$1.73	$5,509,850	3.8
Granted	1,613,148	1.44	2.87	3,724,445	4.0
Exercised	-	0.00	-	-	-
Forfeited	-	-	-	-	-
Expired	(30,000)	27.00	13.20	598,750	-
Outstanding June 30, 2020	7,858,741	$1.52	$1.92	$9,234,295	3.0
Granted	1,439,556	1.00	3.00	3,938,467	0.8
Exercised	(166,667)	0.75	-	-	-
Forfeited	-	-	-	-	-
Expired	(835,222)	5.48	4.17	(1,014,295)	-
Outstanding June 30, 2021	8,296,408	$1.05	$1.90	$12,158,467	2.2
Vested and exercisable June 30, 2021	7,248,702	1.00	1.78	9,897,951	2.3
Non-vested June 30, 2021	1,047,706	$1.36	$2.75	$2,260,515	1.3

Schedule Of Fair Value Of The Options
	2021		2020
Volatility - range	64.2%–64.9%		64.8%
Risk-free rate	0.9–1.2%	%	0.3%
Contractual term	3.0 years		3.0 years
Exercise price	$1.49 - $3.75		$3.75

	Outstanding Options Shares		Exercisable Option Shares
Exercise price range	Number of Option Shares	Weighted average remaining contractual life	Number of Option Shares	Weighted average remaining contractual life
$0.75	2,546,667	0.2 years	2,473,689	0.2 years
$1.50	200,000	0.3 years	200,000	0.3 years
$3.75	341,666	1.7 years	92,778	1.6 years
	3,088,333	0.4 years	2,766,467	0.3 years

Schedule Of Range Of Exercise Prices And Weighted Average Remaining Contractual Life For Outstanding And Exercisable Options
	Outstanding Warrant Shares		Exercisable Warrant Shares
Exercise price range	Number of Warrant Shares	Weighted average remaining contractual life	Number of Warrant Shares	Weighted average remaining contractual life
$0.75	7,182,889	1.7 years	6,424,070	2.0 years
$1.24	150,000	-	-	-
$1.50	400,000	2.4 years	400,000	2.7 years
$1.95	26,667	-	-	-
$3.75	435,000	2.5 years	165,000	5.7 years
$3.00	66,667	3.2 years	66,667	3.4 years

	8,261,223	1.7 years	7,055,736	1.9 years
	Outstanding Warrant Shares		Exercisable Warrant Shares
Exercise price range	Number of Warrant Shares	Weighted average remaining contractual life	Number of Warrant Shares	Weighted average remaining contractual life
$0.75	7,188,333	2.8 years	6,341,667	2.7 years
$1.50	400,000	3.4 years	266,667	3.5 years
$1.95	26,666	4.8 years	-	-
$2.25	6,666	4.8 years	-	-
$3.00	76,667	0.6 years	3,333	4.6 years
$3.75	368,333	3.9 years	230,000	4.0 years
$6.00	381,333	0.2 years	381,333	0.2 years
$27.00	18,518	0.6 years	18,518	0.6 years
	8,359,851	2.8 years	7,241,518	2.6 years
	Outstanding Option Shares		Exercisable Option Shares
Exercise price range	Number of Option Shares	Weighted average remaining contractual life	Number of Option Shares	Weighted average remaining contractual life
$0.75	2,546,667	0.2	2,594,444	0.1
$1.49	10,000	2.9	-	-
$1.50	200,000	-	200,000	-
$2.08	258,334	2.4	-	-
$2.61	383,500	3.5	-	-
$2.84	1,667	3.5	-	-
$3.75	408,334	1.5	118,333	1.2
	3,808,502	0.8	2,912,778	0.2
	Outstanding Option Shares		Exercisable Option Shares
Exercise price range	Number of Option Shares	Weighted average remaining contractual life	Number of Option Shares	Weighted average remaining contractual life
$0.75	2,768,889	0.3	2,543,782	0.2
$1.50	200,000	0.8	166,667	0.7
$3.75	341,667	2.2	4,444	1.3

	3,310,556	0.5	2,714,893	0.3

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Grant-Date Fair Value	Aggregate Intrinsic Value of Outstanding Option Shares	Weighted-Average Remaining Contractual Term (in years)
Outstanding July 1, 2019	3,512,500	$0.90	$0.75	$1,908,750	1.1
Granted	568,333	2.48	1.98	720,000	-
Exercised	-	-	-	-	-
Forfeited	-	-	-	-	-
Cancelled	(703,611)	0.97	1.16	-	-
Outstanding June 30, 2020	3,377,222	1.10	1.06	2,030,000	0.7
Granted	-	-	-	-	-
Exercised	(222,222)	0.75	-	-	-
Forfeited	-	-	-	-	-
Cancelled	(66,667)	0.75	3.12	(200,001)	-
Outstanding June 30, 2021	3,088,333	1.13	1.06	1,829,999	0.4
Vested and exercisable June 30, 2021	2,766,467	0.90	1.02	1,611,068	0.3
Non vested June 30, 2021	321,866	$3.07	$1.97	$218,931	1.5

Schedule Of Anticipated Vesting Schedule
Fiscal Year	Amount
2022	$3,221,000
2023	3,221,000
2024	2,876,000
$9,318,000

Schedule Of Options Granted To Employee
2020
Volatility - range	56.4% - 69.0%
Risk-free rate	0.9 - 1.7%
Contractual term	3.0 years
Exercise price	$0.75 - $3.75